Interest in Other Entities (Details) - Schedule of fair value of investments in material affiliated companies - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
ScoutCam [Member]
Interest in Other Entities (Details) - Schedule of fair value of investments in material affiliated companies [Line Items]
Carrying amount	$ 9,662	$ 10,735
Quoted fair value	10,585	15,397
Elbit Imaging [Member]
Interest in Other Entities (Details) - Schedule of fair value of investments in material affiliated companies [Line Items]
Carrying amount	723	975
Quoted fair value	$ 809	$ 975